SUPPLEMENTAL CASH FLOW DISCLOSURE (Adjustments to reconcile net earnings to cash flows from operating activities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2019	Dec. 30, 2018
Cash flow statement [Abstract]
Depreciation and amortization (note 20)	$ 156,794	$ 158,076
Restructuring charges related to property, plant and equipment, right-of-use assets, and software (note 17)	13,061	12,394
Loss on disposal of property, plant and equipment and software	1,399	1,124
Share-based compensation	16,272	19,513
Deferred income taxes (note 18)	(23,623)	8,872
Unrealized net (gain) loss on foreign exchange and financial derivatives	(330)	882
Timing differences between settlement of financial derivatives and transfer of deferred gains and losses in accumulated OCI to inventory and net earnings	907	0
Other non-current assets	5,971	(1,445)
Other non-current liabilities	5,097	2,839
Adjustments to reconcile net earnings to cash flows from operating activities (note 21(a))	$ 175,548	$ 202,255